Share Capital (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
As at 1 January	¥ 10,800,000
Exercise of employee share options - proceeds received	76,496
As at 31 December	10,814,177	¥ 10,800,000
Ordinary A shares listed in PRC with restriction [member]
Disclosure of classes of share capital [line items]
As at 1 January	0	4,380,000
Transition to unrestricted shares		(4,380,000)
Exercise of employee share options - proceeds received	0
As at 31 December	0	0
Ordinary A shares listed in PRC [member]
Disclosure of classes of share capital [line items]
As at 1 January	7,305,000	2,925,000
Transition to unrestricted shares		4,380,000
Exercise of employee share options - proceeds received	14,177
As at 31 December	7,319,177	7,305,000
Foreign invested H shares listed overseas [member]
Disclosure of classes of share capital [line items]
As at 1 January	3,495,000	3,495,000
Transition to unrestricted shares		0
Exercise of employee share options - proceeds received	0
As at 31 December	3,495,000	3,495,000
Total [member]
Disclosure of classes of share capital [line items]
As at 1 January	10,800,000	10,800,000
Transition to unrestricted shares		0
Exercise of employee share options - proceeds received	14,177
As at 31 December	¥ 10,814,177	¥ 10,800,000